Intangible Assests	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7
. INTANGIBLE ASSETS
Intangible assets as of December 31, 2019 and 2020 are summarized as follows:

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB	US$ (Note 2.5)
Intangible assets
IPR&D TJ103	11,670	(1,556)	10,114	1,550
IPR&D TJ101	110,330	—	110,330	16,909

Total intangible assets	122,000	(1,556)	120,444	18,459

	As of December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB	US$ (Note 2.5)
Intangible assets
IPR&D TJ103	11,670	—	11,670	1,788
IPR&D TJ102	26,844	—	26,844	4,114
IPR&D TJ101	110,330	—	110,330	16,909

Total intangible assets	148,844	—	148,844	22,811

The three IPR&D assets (TJ103, TJ101, and TJ102) were acquired from the business combination of
I-Mab
Tianjin and its subsidiaries including Chengdu Tasgen
Bio-Tech
Co., Ltd. and Shanghai Tianyunjian
Bio-Tech
Co., Ltd. (together the “Tasgen Group”) in 2017. The licensor of these IPR&D assets was Genexine, Inc. The gross carrying amounts represent the fair value assigned to the respective research and development assets. At the date of acquisition, all three assets had not reached technological feasibility. They were considered indefinite lived.
IPR&D related to TJ103 was subsequently determined to have a finite useful life as a result of an out-licensing
arrangement. Consequently, the Group uses the straight-line method to amortize the asset. The amortization for the years ended December 31, 2018, 2019 and 2020 was nil, nil, and RMB1,556 respectively, recognized as research and development expenses in the consolidated statements of comprehensive income (loss). The estimated amortization expense for each of the five succeeding fiscal years is RMB778.
On September 15, 2020, I-Mab Hong Kong and Genexine, Inc. entered into amendments to Intellectual Property License Agreement with I-Mab Hangzhou to assign and transfer all the rights and obligations related to TJ102 to I-Mab Biopharma (Hangzhou) Limited (“I-Mab Hangzhou”), pursuant to an equity transfer and investment agreement entered into between I-Mab Hong Kong and various parties (see Note
9
).
As of December 31, 2019 and 2020, there was no impairment of the value of the Group’s intangible assets.